Annual Total Returns [BarChart] - Emerging Markets Fund - Fund Shares	Oct. 01, 2020
Bar Chart Table:
2010	17.22%
2011	(23.79%)
2012	12.61%
2013	(0.38%)
2014	(7.10%)
2015	(14.12%)
2016	12.23%
2017	33.29%
2018	(19.88%)
2019	22.90%